Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Interest, Dividend and Fee Income
Loans	$ 4,029	$ 4,089	$ 4,963
Securities (Note 2)	990	1,009	1,359
Deposits with banks	44	47	193
Interest, Dividend and Fee Income	5,063	5,145	6,515
Interest Expense
Deposits	921	1,082	2,127
Subordinated debt	58	64	70
Other liabilities	506	469	930
Interest Expense	1,485	1,615	3,127
Net Interest Income	3,578	3,530	3,388
Non-Interest Revenue
Securities commissions and fees	285	247	252
Deposit and payment service charges	305	305	304
Trading revenues	212	23	141
Lending fees	356	339	325
Card fees	81	94	99
Investment management and custodial fees	482	466	456
Mutual fund revenues	374	355	366
Underwriting and advisory fees	258	259	285
Securities gains, other than trading	102	40	64
Foreign exchange gains, other than trading	24	38	47
Insurance revenues	744	143	880
Investments in associates and joint ventures	56	49	26
Other	118	98	114
Non-Interest Revenue	3,397	2,456	3,359
Total Revenue	6,975	5,986	6,747
Provision for Credit Losses (Note 3)	156	432	349
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	601		716
Non-Interest Expense
Employee compensation	2,119	1,950	2,128
Premises and equipment	804	854	757
Amortization of intangible assets	156	159	151
Travel and business development	66	88	121
Communications	64	71	79
Professional fees	136	159	133
Other	268	267	300
Non-Interest Expense	3,613	3,548	3,669
Income Before Provision for Income Taxes	2,605	2,006	2,013
Provision for income taxes (Note 10)	588	422	421
Net Income	$ 2,017	$ 1,584	$ 1,592
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 3.03	$ 2.37	$ 2.38
Diluted	3.03	2.37	2.37
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.06	$ 1.06	$ 1.06